Segmented information (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets and Direct Financial Services	Corporate and Other	CIBC Total
2024	Net interest income (1)	$2,010	$539	$477	$134	$372	$3,532
Jul. 31	Non-interest income (2)	588	910	249	1,214	111	3,072
	Total revenue (1)	2,598	1,449	726	1,348	483	6,604
	Provision for credit losses	338	42	47	45	11	483
	Amortization and impairment (3)	58	1	25	2	231	317
	Other non-interest expenses	1,330	761	391	768	115	3,365
	Income (loss) before income taxes	872	645	263	533	126	2,439
	Income taxes (1)	244	177	48	145	30	644
	Net income (loss)	$628	$468	$215	$388	$96	$1,795
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	628	468	215	388	87	1,786
	Average assets (4)(5)	$324,702	$95,071	$61,793	$332,151	$198,295	$1,012,012
2024	Net interest income (1)	$1,899	$442	$458	$420	$62	$3,281
Apr. 30	Non-interest income (2)	577	942	208	1,068	88	2,883
	Total revenue (1)	2,476	1,384	666	1,488	150	6,164
	Provision for credit losses	270	37	186	16	5	514
	Amortization and impairment (3)	58	1	25	2	202	288
	Other non-interest expenses	1,261	719	371	704	158	3,213
	Income (loss) before income taxes	887	627	84	766	(215)	2,149
	Income taxes (1)	238	171	(9)	206	(206)	400
	Net income (loss)	$649	$456	$93	$560	$(9)	$1,749
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	649	456	93	560	(19)	1,739
	Average assets (4)(5)	$322,626	$93,490	$60,417	$315,144	$198,345	$990,022
2023	Net interest income (loss) (1)	$1,898	$443	$477	$461	$(43)	$3,236
Jul. 31 (6)	Non-interest income (2)	516	907	189	894	110	2,616
	Total revenue (1)	2,414	1,350	666	1,355	67	5,852
	Provision for credit losses	423	40	255	6	12	736
	Amortization and impairment (3)	58	–	26	2	188	274
	Other non-interest expenses	1,245	674	319	671	124	3,033
	Income (loss) before income taxes	688	636	66	676	(257)	1,809
	Income taxes (1)	189	169	(7)	182	(156)	377
	Net income (loss)	$499	$467	$73	$494	$(101)	$1,432
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	499	467	73	494	(111)	1,422
	Average assets (4)(5)	$320,832	$91,995	$60,637	$283,129	$187,047	$943,640

$ millions, for the nine months ended
2024	Net interest income (1)	$5,836	$1,430	$1,400	$912	$484	$10,062
Jul. 31	Non-interest income (2)	1,735	2,777	673	3,485	257	8,927
	Total revenue (1)	7,571	4,207	2,073	4,397	741	18,989
	Provision for credit losses	937	99	477	69	–	1,582
	Amortization and impairment (3)	174	2	73	6	626	881
	Other non-interest expenses	3,813	2,149	1,217	2,182	406	9,767
	Income (loss) before income taxes	2,647	1,957	306	2,140	(291)	6,759
	Income taxes (1)	720	535	7	580	(355)	1,487
	Net income (loss)	$1,927	$1,422	$299	$1,560	$64	$5,272
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$31	$31
	Equity shareholders	1,927	1,422	299	1,560	33	5,241
	Average assets (4)(5)	$323,475	$93,633	$60,454	$319,995	$197,263	$994,820
2023	Net interest income (1)	$5,339	$1,360	$1,413	$1,558	$(42)	$9,628
Jul. 31 (6)	Non-interest income (2)	1,619	2,677	607	2,640	314	7,857
	Total revenue (1)	6,958	4,037	2,020	4,198	272	17,485
	Provision for credit losses	704	132	601	15	17	1,469
	Amortization and impairment (3)	178	1	87	5	562	833
	Other non-interest expenses	3,689	2,011	992	1,982	1,402	10,076
	Income (loss) before income taxes	2,387	1,893	340	2,196	(1,709)	5,107
	Income taxes (1)	660	505	11	593	(216)	1,553
	Net income (loss)	$1,727	$1,388	$329	$1,603	$(1,493)	$3,554
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$30	$30
	Equity shareholders	1,727	1,388	329	1,603	(1,523)	3,524
	Average assets (4)(5)	$318,781	$91,198	$60,489	$284,418	$188,421	$943,307
(1)
Capital Markets and Direct Financial Services net interest income and income taxes includes a reversal of a taxable equivalent basis
(TEB) adjustment of $123 million for the three months ended July 31, 2024 (April 30, 2024: includes a TEB adjustment of $71 million; July 31, 2023: includes a TEB adjustment of $66 million) and includes a TEB adjustment of $16 million for the nine months ended July 31, 2024 (July 31, 2023: includes a TEB adjustment of $192 million) with equivalent offsets in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.
(6)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.